Operations and Reorganization - Risks in relation to the VIE structure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operations and Reorganization
Loss from operations	$ (8,046)	$ (13,663)	$ (12,358)
Other income, net	771	(1,416)	(453)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Net loss, all attributable to the Company's ordinary shareholders	(7,235)	(15,032)	(42,556)
Net cash provided by/(used in) operating activities	5,832	559	(45,701)
Net cash provided by/(used in) operating activities from continuing operations	5,832	559	1,929
Net cash provided by investing activities	468	2,449	2,508
Net cash used in by investing activities from continuing operations	468	$ 2,449	(7,641)
Net cash provided by/(used in) financing activities	240		20,484
Net cash provided by /(used in) financing activities from continuing operations	$ 240
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Costs and expenses			(287)
Loss from operations			(287)
Other income, net			3
Net loss from continuing operations			(284)
Net income/(loss) from discontinued operations			(83,653)
Net loss, all attributable to the Company's ordinary shareholders			(83,937)
Net cash provided by/(used in) operating activities from continuing operations			(34,468)
Net cash used in by investing activities from continuing operations			20,912
Net cash provided by/(used in) financing activities			(259)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Third party
Operations and Reorganization
Costs and expenses			(287)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | External parties
Operations and Reorganization
Net cash provided by/(used in) operating activities			(25,160)
Net cash provided by investing activities			21,515
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Intra-Group entities
Operations and Reorganization
Net cash provided by/(used in) operating activities			(9,308)
Net cash provided by investing activities			(603)
Net cash provided by/(used in) financing activities			$ (259)